Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Narrative (Details)									3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 06, 2024 USD ($) shares	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 27, 2024 shares	Aug. 08, 2024 $ / shares shares	May 10, 2024 shares	Mar. 26, 2024 Aircraft	Mar. 04, 2024 $ / shares shares	Jul. 01, 2023 Aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)							350,000,000									350,000,000
Preferred stock, shares authorized (in shares)							25,000,000									25,000,000
Preferred stock, shares outstanding (in shares)					0	0									0
Preferred stock, shares authorized (in shares)									50,000,000				50,000,000
Preferred stock, shares outstanding (in shares)									50,510				50,510
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001									$ 0.0001
Exercise price (in dollars per share) | $ / shares							$ 11.5									$ 11.5						$ 0.01
Net loss attributable to noncontrolling interest | $						$ 92,000			$ (653,000)			$ 2,503,000	$ 6,997,000	$ 6,762,000	$ 8,983,000	$ 8,891,000	$ 10,200,000
Exchange of ownership interest, number of aircrafts and related entities | Aircraft																					7		16
Total ownership after exchange of ownership interest																					1		1
Gain (loss) on exchange of ownership interest | $													$ 0		$ 0
Previously Reported [Member]
Capital Unit [Line Items]
Total number of shares authorized (in shares)							325,000,000									325,000,000
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)							7,066,668									7,066,668				2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					4,333,333	4,333,333	4,333,333								4,333,333	4,333,333
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)																				4,333,333
Private Placement
Capital Unit [Line Items]
Proceeds from issuance of warrants | $	$ 5,100,000	$ 20,400,000
Private Placement | Common Stock
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)																			4,000,000
Common Class A
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares authorized (in shares)					200,000,000	200,000,000	200,000,000		200,000,000				200,000,000		200,000,000	200,000,000
Common stock, issued (in shares)					16,647,529	16,647,529			18,199,586				18,199,586		16,647,529
Common stock, outstanding (in shares)					16,647,529	16,647,529			18,199,586				18,199,586		16,647,529
Number of shares of common stock issued for each common unit redeemed (in shares)									1				1
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)					16,647,529	16,647,529			18,199,586	17,899,586	17,892,021		18,199,586		16,647,529
Stock issued for services (in shares)			73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $				$ 18,000			$ 800,000									$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)				75,000	75,000			75,000
Stock sold, consideration received | $								$ 818,000
Exercise price (in dollars per share) | $ / shares								$ 10.9
Common Class A | Private Placement
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares																			$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)																			5,000,000
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				59,930,000
Common Class A | Forecast
Capital Unit [Line Items]
Number of shares of common stock issued for each common unit redeemed (in shares)																		1
Common Class B
Capital Unit [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)					100,000,000	100,000,000	100,000,000		100,000,000				100,000,000		100,000,000	100,000,000
Common stock, issued (in shares)					59,930,000	59,930,000			59,930,000				59,930,000		59,930,000
Common stock, outstanding (in shares)					59,930,000	59,930,000			59,930,000				59,930,000		59,930,000
Number of shares of common stock cancelled for each common unit redeemed (in shares)									1				1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)					59,930,000	59,930,000			59,930,000	59,930,000	59,930,000		59,930,000		59,930,000
Common Class B | Forecast
Capital Unit [Line Items]
Number of shares of common stock cancelled for each common unit redeemed (in shares)																		1
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)									1,400				1,400
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)					25,000,000	25,000,000			25,000,000				25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)					25,000	25,000			25,000				25,000		25,000
Number of non-convertible redeemable preferred stock shares available (in shares)																						25,000
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity | $													$ 2,257,000	$ 0
Dividends per share (in dollars per share) | $ / shares									$ 58.32				$ 58.32
Amortization of discount on Series A Preferred temporary equity | $									$ 173,000	$ 341,000	$ 97,000		$ 611,000
Series A Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																						$ 0.0001
Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)					25,000,000	25,000,000			25,000,000				25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)					25,510	25,510			25,510				25,510		25,510
Exercise price (in dollars per share) | $ / shares									$ 0.01				$ 0.01
Series B Preferred Stock | Private Placement
Capital Unit [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares)																			25,510
Preferred stock, par value (in dollars per share) | $ / shares																			$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)		20,408
Number of non-convertible redeemable preferred stock shares available (in shares)	5,102